Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 2,700	$ 1,640	$ 260	$ 4,600
Midale Unit Working Interest
Total	190	180		370
Weyburn Unit Working Interest
Total	$ 1,180	$ 1,460		$ 2,640